UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7066

Salomon Brothers Emerging Markets Income Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2004

SALOMON BROTHERS EMERGING MARKETS INCOME FUND INC.

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT +	SECURITY (a)		VALUE
SOVEREIGN BONDS - 128.1%
Argentina - 2.8%
		Republic of Argentina:
50	ARS	12.000% due 9/19/08 (b)	$5
1,625,000		Discount Bond, Series L-GL, 3.500% due 3/31/23 (b)	901,875
1,820,000		Par Bond, Series L-GP, 6.000% due 3/31/23 (b)(c)	1,023,181

			1,925,061

Brazil - 30.0%
		Federative Republic of Brazil:
575,000		7.720% due 6/29/09 (c)	652,338
50,000		11.000% due 1/11/12	58,500
1,362,000		12.250% due 3/6/30	1,729,740
800,000		11.000% due 8/17/40	921,400
7,865,758		C Bond, 8.000% due 4/15/14 (c)	7,909,806
850,000		Collective Action Securities, 10.500% due 7/14/14	976,437
6,498,581		DCB, Series L, 3.125% due 4/15/12 (c)	6,080,235
1,246,154		FLIRB, Series L, 3.063% due 4/15/09 (c)	1,233,692
1,138,296		NMB, Series L, 3.125% due 4/15/09 (c)	1,125,490

			20,687,638

Bulgaria - 0.9%
480,000		Republic of Bulgaria, 8.250% due 1/15/15 (d)	595,800

Chile - 2.1%
1,425,000		Republic of Chile, Collective Action Securities, 2.519% due 1/28/08 (c)	1,433,194

Colombia - 6.5%
		Republic of Colombia:
725,000		10.000% due 1/23/12	824,688
500,000		10.750% due 1/15/13	588,625
1,870,000		11.750% due 2/25/20	2,360,875
100,000		8.125% due 5/21/24	94,800
100,000		8.375% due 2/15/27	96,500
450,000		10.375% due 1/28/33	511,312

			4,476,800

Ecuador - 5.2%
		Republic of Ecuador:
3,075,000		12.000% due 11/15/12 (d)	3,128,813
520,000		8.000% due 8/15/30 (c)(d)	448,110

			3,576,923

El Salvador - 1.1%
750,000		Republic of El Salvador, 8.250% due 4/10/32 (d)	759,375

Germany - 7.1%
		Aries Vermoegensverwaltungs GmbH, Russian Federation Credit-Linked Notes,
4,125,000		Series C, 9.600% due 10/25/14 (d)	4,872,419

Malaysia - 2.9%
1,150,000		Federation of Malaysia, 8.750% due 6/1/09	1,363,162
550,000		Petronas Capital Ltd., 7.875% due 5/22/22 (d)	667,459

			2,030,621

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT +	SECURITY (a)	VALUE
Mexico - 17.8%
	PEMEX Project Funding Master Trust:
290,000	6.125% due 8/15/08	$305,950
1,500,000	9.125% due 10/13/10	1,788,750
1,800,000	8.000% due 11/15/11	2,059,200
275,000	Petroleos Mexicanos, 9.500% due 9/15/27	338,250
	United Mexican States:
3,175,000	6.625% due 3/3/15	3,348,831
150,000	11.375% due 9/15/16	219,000
3,725,000	Medium-Term Notes, 8.300% due 8/15/31	4,227,875

		12,287,856

Panama - 3.7%
	Republic of Panama:
1,050,000	9.625% due 2/8/11	1,207,500
450,000	7.250% due 3/15/15	445,500
525,000	9.375% due 1/16/23	582,750
320,000	8.875% due 9/30/27	337,600

		2,573,350

Peru - 5.6%
	Republic of Peru:
925,000	9.875% due 2/6/15	1,082,250
2,375,000	FLIRB, 4.500% due 3/7/17	2,158,875
667,040	PDI, 5.000% due 3/7/17	629,519

		3,870,644

The Philippines - 5.6%
	Republic of the Philippines:
500,000	8.375% due 3/12/09	525,000
675,000	9.000% due 2/15/13	684,281
2,575,000	10.625% due 3/16/25	2,677,871

		3,887,152

Russia - 17.7%
	Russian Federation:
725,000	11.000% due 7/24/18 (d)	981,469
375,000	12.750% due 6/24/28 (d)	594,375
10,670,000	5.000% due 3/31/30 (d)	10,613,342

		12,189,186

South Africa - 2.6%
	Republic of South Africa:
300,000	9.125% due 5/19/09	354,750
1,325,000	6.500% due 6/2/14	1,434,313

		1,789,063

Turkey - 6.4%
	Republic of Turkey:
250,000	11.750% due 6/15/10	311,250
2,300,000	11.500% due 1/23/12	2,898,000
75,000	11.000% due 1/14/13	93,187
325,000	11.875% due 1/15/30	447,688
575,000	Collective Action Securities, 9.500% due 1/15/14	665,563

		4,415,688

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT +	SECURITY (a)	VALUE
Ukraine - 2.6%
	Republic of Ukraine:
1,073,364	11.000% due 3/15/07 (d)	$1,124,349
675,000	5.330% due 8/5/09 (c)(d)	682,594

		1,806,943

Uruguay - 0.9%
725,000	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (e)	623,500

Venezuela - 6.6%
	Republic of Venezuela:
400,000	5.375% due 8/7/10	374,100
2,828,000	8.500% due 10/8/14	2,948,190
	Collective Action Securities:
700,000	10.750% due 9/19/13	831,250
175,000	9.375% due 1/13/34	183,663
250,000	Par Bond, Series B, 6.750% due 3/31/20	245,312

		4,582,515

	TOTAL SOVEREIGN BONDS
	(Cost - $79,996,253)	88,383,728

LOAN PARTICIPATION (c)(f) - 1.4%
1,008,422	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09
	(CS First Boston Inc., UBS Financial Services Inc.) (Cost - $941,343)	990,774

WARRANTS
WARRANTS - 0.0% (d)(g)(h)
500	Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05.
	Each warrant exercisable for 12.914 shares of Asia Pulp & Paper.) (Cost - $0)	0

FACE AMOUNT
REPURCHASE AGREEMENTS - 1.8%
$642,000	Merrill Lynch Government Securities Inc. dated 11/30/04, 2.050% due 12/1/04;
	Proceeds at maturity - $642,037; (Fully collateralized by various U.S.
	Government agency obligations, 0.000% to 3.750% due 1/7/05 to
	7/28/09; Market value - $654,845)	642,000
600,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity -
	$600,035; (Fully collateralized by various U.S. Government agency obligations,
	0.000% to 8.875% due 12/10/04 to 1/15/30; Market Value - $612,002)	600,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $1,242,000)	1,242,000

	TOTAL INVESTMENTS - 131.3% (Cost - $82,179,596*)	90,616,502
	Liabilities in Excess of Other Assets - (31.3)%	(21,598,856)

	TOTAL NET ASSETS - 100.0%	$69,017,646

+	Face Amount denominated in U.S. dollars unless otherwise indicated.

See Notes to Schedule of Investments.

(a)	All securities are segregated as collateral pursuant to loan agreement, futures contracts and/or reverse repurchase agreements.

(b)	Security is currently in default.

(c)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Payment-in-kind security for which all or part of the income earned may be paid as additional principle.

(f)	Participation interests were acquired through the financial institutions indicated parenthetically.

(g)	Non-income producing security.

(h)	Security is valued in accordance with fair valuation procedures.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS - Argentina Peso

C Bond - Capitalization Bond

DCB - Debt Conversion Bond

FLIRB - Front Loaded Interest Reduction Bond

NMB - New Money Bond

PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Emerging Markets Income Fund Inc. (“Fund”) was incorporated in Maryland on July 30, 1992 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of the significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities and options for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked price if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, where the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which a Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities purchased with the proceeds from the reverse repurchase agreement may decline below the repurchase price of the securities sold by the Fund which, it is obligated to repurchase.

(d) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(e) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Notes to Schedule of Investments (unaudited) (continued)

(f) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

(g) Credit and Market Risk. The Fund invests in high-yield instruments and emerging market debt obligations that are subject to certain credit and market risks. The yields of high-yield debt obligations and emerging market obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Investment Transactions and Investment Income. Investment transactions are recorded on the trade date.

2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,458,596
Gross unrealized depreciation	(21,690)

Net unrealized appreciation	$8,436,906

At November 30, 2004, the Fund held loan participations with a total cost of $941,343 and a total market value of $990,774.

At November 30, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10 Year Notes	180	12/04	$19,994,816	$20,061,563	$(66,747)

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2004, the Fund had the following reverse repurchase agreements outstanding:

Face Amount	Security	Value
$2,236,342	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/8/04 bearing 1.100% to be repurchased at $2,261,283 on 7/8/05, collateralized by: $2,000,000 Federative Republic of Brazil, C Bond, 8.000% due 4/15/14; Market Value - $2,011,200	$2,236,342

2,120,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/12/04 bearing 1.850% to be repurchased at $2,159,765 on 11/12/05, collateralized by: $2,000,000 Republic of Ecuador Bonds, 12.000% due 11/15/12; Market Value - $2,035,000	2,120,000

	Total Reverse Repurchase Agreements (Cost - $4,356,342)	$4,356,342

3. Loan

At November 30, 2004, the Fund had $20,000,000 outstanding of an available 23,000,000 loan pursuant to a revolving credit and security agreement with CXC, LLC (the “Lenders”), an affiliate of Citigroup, a commercial paper conduit issuer for Citigroup North America, Inc. (“CNA”). CNA, an affiliate of SBAM, acts as the administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Income Fund Inc

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 31, 2005

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: January 31, 2005